Note 44 Administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 1,176	€ 1,088	€ 1,060
Communication expense	175	172	181
Advertising expense	207	186	250
Property Fixtures And Materials expense	380	404	477
Taxes Other Than Income Tax	347	344	378
Surveillance and security service expense	179	161	188
Other expenses	786	749	885
Other expense, by function	€ 3,249	€ 3,105	€ 3,418